Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of foreign owned subsidiaries economic ownership in variable interest entities

Name of Foreign Owned Subsidiaries	Foreign Owned Subsidiaries’ Economic Ownership of VIES	Name of VIEs	Activities of VIEs
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the e-commerce business
Beijing Maiteng	100%	Beijing Jiajujiu	Operate the online home furnishing business

Schedule of financial statement amounts and balances of the Group's VIEs

	As of December 31,
	2016	2017
	$	$
Cash and cash equivalents	89,160,450	57,745,894
Restricted cash	—	336,690
Accounts receivable, net of allowance for doubtful accounts	62,212,257	68,844,766
Customer deposits	12,061,362	8,648,959
Amounts due from related parties	1,259,992	4,077,008
Other current assets	1,374,518	5,987,132

Total current assets	166,068,579	145,640,449
Total non-current assets	51,697,208	56,767,649

Total assets	217,765,787	202,408,098

Accounts payable	1,573,620	1,771,717
Accrued payroll and welfare expenses	29,742,853	28,021,779
Income tax payable	29,890,262	25,705,206
Other tax payable	13,360,481	11,166,308
Amounts due to related parties	1,581,349	1,245,000
Advances from customers	4,960,924	10,050,703
Accrued marketing and advertising expenses	6,271,191	14,117,697
Other current liabilities	6,809,176	15,606,182

Total current liabilities	94,189,856	107,684,592
Deferred tax liabilities, non-current	533,401	414,505

Total liabilities	94,723,257	108,099,097

	Year Ended December 31,
	2015	2016	2017
	$	$	$
Total revenues	558,714,556	540,838,424	357,698,260
Cost of revenues	(48,032,280)	(45,641,656)	(64,947,541)
Net income (loss)	3,307,694	2,286,007	(4,453,820)
Net cash provided by/(used in) operating activities	41,577,844	43,652,445	(33,297,103)
Net cash used in investing activities	(13,884,075)	(1,945,215)	(2,551,687)
Net cash used in financing activities	(59,873,366)	(6,782,336)	—

Schedule of property, plant and equipment, useful life
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Schedule of movement of the allowance for doubtful accounts for accounts receivable

	Year Ended December 31,
	2015	2016	2017
	$	$	$
Balance as of January 1	15,471,020	26,350,814	31,160,340
Provisions for doubtful accounts	18,959,895	14,797,072	4,399,176
Write offs	(6,827,314)	(8,081,575)	(15,325,934)
Changes due to foreign exchange	(1,252,787)	(1,905,971)	1,594,081

Balance as of December 31	26,350,814	31,160,340	21,827,663

Schedule of the computation of basic and diluted income per share

	Year Ended December 31,
	2015	2016	2017
Net income (loss) attributable to Leju ordinary shareholders—basic and diluted	$35,330,089	$(9,788,839)	(160,901,216)

Weighted average number of ordinary shares outstanding—basic	134,528,971	135,220,210	135,708,350

Stock options and restricted shares	1,695,003	—	—
Weighted average number of ordinary shares outstanding—diluted	136,223,974	135,220,210	135,708,350

Basic earnings (loss) per share	$0.26	$(0.07)	(1.19)

Diluted earnings (loss) per share	$0.26	$(0.07)	(1.19)

Schedule of antidilutive securities excluded from computation of diluted earnings (loss) per share
	Year Ended December 31,
	2015	2016	2017
Share options and restricted shares	2,464,500	7,746,383	8,818,877

Customer risk | Accounts receivable
Schedule of concentration risk
	As of December 31,
	2016	2017
	$	$
Customer A	11,694,364	24,387,044